CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [Line Items]
Total cash and cash equivalents	$ 30,117,236	$ 28,401,283	$ 22,336,838	$ 22,193,004
Colombia, Pesos
Disclosure of cash and cash equivalents [Line Items]
Cash	4,466,144	4,489,637
Deposits in the Colombian central bank	4,755,515	3,794,412
Demand deposits in banks and other financial entities	266,964	559,181
Clearing houses	1,248	3,428
Investments in debt securities maturing in under three months	31,353	2,449
Cash held for specific purposes	50,078	254,280
Total cash and cash equivalents	9,571,302	9,103,387
Foreign currency
Disclosure of cash and cash equivalents [Line Items]
Cash	2,186,402	1,955,745
Demand deposits in banks and other financial entities	18,359,532	17,342,151
Total cash and cash equivalents	$ 20,545,934	$ 19,297,896